Consolidated Statements of Changes in Shareholders' Equity - EUR (€)	Shares outstanding	Issued capital	Share premium	Other capital reserves	Accumulated deficit	Other components of equity	Total
Balance at Dec. 31, 2019		€ 3,132,631	€ 211,006,606	€ 25,142,213	€ (134,362,006)	€ 2,227,228	€ 107,146,673
Balance (in Shares) at Dec. 31, 2019	26,105,255
Loss for the Period					(33,983,614)		(33,983,614)
Exchange differences on translation of foreign currency						(5,954,019)	(5,954,019)
Total Comprehensive Loss					(33,983,614)	(5,954,019)	(39,937,633)
Issuance of ordinary shares		234,982	9,535,961				9,770,943
Issuance of ordinary shares (in Shares)	1,958,186
Transaction costs			(729,840)				(729,840)
Equity-settled share-based payments				1,116,791			€ 1,116,791
Equity-settled share-based payments (in Shares)							1,958,186
Share options exercised		19,797	477,149				€ 496,946
Share options exercised (in Shares)	164,974
Balance at Dec. 31, 2020		3,387,410	220,289,876	26,259,004	(168,345,620)	(3,726,791)	77,863,880
Balance (in Shares) at Dec. 31, 2020	28,228,415
Loss for the Period					(45,630,059)		(45,630,059)
Exchange differences on translation of foreign currency						6,777,061	6,777,061
Total Comprehensive Loss					(45,630,059)	6,777,061	(38,852,998)
Issuance of ordinary shares		1,873,203	63,269,346				65,142,549
Issuance of ordinary shares (in Shares)	15,610,022
Transaction costs			(4,219,222)				(4,219,222)
Equity-settled share-based payments				4,332,205			€ 4,332,205
Equity-settled share-based payments (in Shares)							610,022
Share options exercised		43,839	970,744				€ 1,014,583
Share options exercised (in Shares)	365,326
Balance at Dec. 31, 2021		5,304,452	280,310,744	30,591,209	(213,975,679)	3,050,270	105,280,996
Balance (in Shares) at Dec. 31, 2021	44,203,763
Loss for the Period					(29,484,611)		(29,484,611)
Exchange differences on translation of foreign currency						4,206,810	4,206,810
Total Comprehensive Loss					(29,484,611)	4,206,810	(25,277,801)
Issuance of ordinary shares		60,000	2,289,624				2,349,624
Issuance of ordinary shares (in Shares)	500,000
Transaction costs			(47,735)				(47,735)
Equity-settled share-based payments				6,044,356			6,044,356
Equity-settled share-based payments (in Shares)
Balance at Dec. 31, 2022		€ 5,364,452	€ 282,552,633	€ 36,635,564	€ (243,460,290)	€ 7,257,080	€ 88,349,440
Balance (in Shares) at Dec. 31, 2022	44,703,763